Share Based Compensation (Details - Stock option activity) - Equity Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning balance	5,230,000	4,980,000
Weighted average exercise price outstanding at beginning	$ 0.07	$ 0.07
Weighted average remaining contractual life years	5 years 3 months 18 days	6 years	7 years 1 month 6 days
Aggregate intrinsic value option exercisable, beginning	$ 0	$ 0
Number of options, exercised	0	0
Weighted average exercise price, exercised	$ 0	$ 0
Number of options, issued	0	250,000
Weighted average exercise price Issued	$ 0	$ 0.07
Weighted average remaining contractual life years Issued		4 years
Number of options, canceled	0	0
Weighted average exercise price, canceled	$ 0	$ 0
Number of options outstanding, ending balance	5,230,000	5,230,000	4,980,000
Weighted average exercise price outstanding at ending	$ 0.07	$ 0.07	$ 0.07
Aggregate intrinsic value option exercisable, ending	$ 0	$ 0	$ 0
Number of options, exercisable	5,230,000
Weighted average exercise price option exercisable	$ 0.07
Weighted average remaining contractual life years, exercisable	5 years 3 months 18 days